UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER CAPITAL APPRECIATION FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended December 31, 2003, the Fund delivered slightly stronger gains than its benchmark, the S&P 500 Index. The Fund's performance was driven primarily by the stock market's broadly based upward trend. Performance relative to the benchmark benefited from the Fund's emphasis on technology- and consumer-discretionary stocks.
   The Fund's investment strategy focuses on companies that we believe offer strong potential for above-average growth, but that exhibit reasonable valuations relative to their future growth prospects. In particular, we target companies with a history of positive earnings or cash flow, together with increasing earnings momentum and the potential for positive earnings surprises.
   During the last 12 months, we found a growing number of investment opportunities meeting these criteria among technology stocks we believed were poised for renewed cyclical growth. These included semiconductor makers, such as Intel Corp., and networking/hardware companies, such as Cisco Systems, Inc. and Dell, Inc. Technology holdings delivered many of the Fund's greatest gains. We also identified a relatively large number of attractive investments among consumer discretionary stocks in such areas as media, leisure and other forms of entertainment. The Fund's top performers included the two major cruise lines, Carnival Corp. and Royal Caribbean Cruises Ltd., which rebounded as the business has proven to be surprisingly resilient despite significant challenges, mainly a downturn in overall travel and the need to absorb significant new fleet capacity. The Fund's performance was also helped by the strong performance of cable service providers, such as Comcast Corp., media companies such as Time Warner, Inc., and significant weightings in capital market sensitive financials, for example brokerage firms.
   Other significant contributors included biotechnology company Genentech, Inc. and electronic game developer Electronic Arts, Inc., both of which rose sharply during the period. We sold the Fund's positions in both companies when they reached our price targets, reflecting the Fund's disciplined investment approach and our sensitivity to stock valuation.
   On the negative side, Viacom, Inc., one of the Fund's larger holdings, rose more modestly than other media holdings. We also failed to fully participate in the strong growth experienced by industrial stocks in spring and summer 2003 because of the Fund's slightly underweighted exposure to that area, until relatively late in the year. The Fund's portfolio holdings, allocations and strategies are subject to change.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund/VA (Non-Service)
S&P 500 Index

[LINE GRAPH]
                  Oppenheimer Capital Appreciation     S&P 500
                  Fund/VA (Non-Service)                Index
12/31/1993        $10,000                              $10,000
03/31/1994          9,748                                9,621
06/30/1994          9,514                                9,662
09/30/1994         10,120                               10,133
12/31/1994         10,097                               10,131
03/31/1995         10,997                               11,117
06/30/1995         12,163                               12,176
09/30/1995         13,241                               13,143
12/31/1995         13,798                               13,934
03/31/1996         14,758                               14,682
06/30/1996         15,366                               15,340
09/30/1996         16,362                               15,814
12/31/1996         17,275                               17,131
03/31/1997         17,109                               17,591
06/30/1997         19,834                               20,660
09/30/1997         22,398                               22,207
12/31/1997         21,885                               22,845
03/31/1998         24,673                               26,029
06/30/1998         25,613                               26,893
09/30/1998         21,409                               24,224
12/31/1998         27,137                               29,378
03/31/1999         28,916                               30,841
06/30/1999         31,430                               33,011
09/30/1999         29,919                               30,955
12/31/1999         38,441                               35,557
03/31/2000         44,053                               36,371
06/30/2000         42,062                               35,405
09/30/2000         41,840                               35,062
12/31/2000         38,353                               32,321
03/31/2001         34,382                               28,491
06/30/2001         36,481                               30,158
09/30/2001         29,020                               25,733
12/31/2001         33,530                               28,482
03/31/2002         32,558                               28,561
06/30/2002         27,094                               24,737
09/30/2002         22,792                               20,466
12/31/2002         24,524                               22,190
03/31/2003         23,719                               21,491
06/30/2003         27,560                               24,798
09/30/2003         28,772                               25,454
12/31/2003         32,113                               28,551

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 30.94%    5-Year 3.42%    10-Year 12.37%    Inception Date 4/3/1985

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund/VA (Service shares)
S&P 500 Index

[LINE GRAPH]
                 Oppenheimer Capital Appreciation     S&P 500
                 Fund/VA (Service shares)             Index
09/18/2001       $10,000                              $10,000
09/30/2001        10,000                               10,000
12/31/2001        11,551                               11,068
03/31/2002        11,209                               11,099
06/30/2002         9,311                                9,613
09/30/2002         7,825                                7,953
12/31/2002         8,422                                8,623
03/31/2003         8,131                                8,352
06/30/2003         9,448                                9,637
09/30/2003         9,859                                9,892
12/31/2003        11,007                               11,095

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 30.69%   Since Inception 4.29%   Inception Date 9/18/2001

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2003
--------------------------------------------------------------------------------

                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
COMMON STOCKS--94.0%
----------------------------------------------------------------
CONSUMER DISCRETIONARY--20.6%
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.3%
Carnival Corp.                         746,400  $    29,654,472
----------------------------------------------------------------
International Game Technology          382,000       13,637,400
----------------------------------------------------------------
Royal Caribbean Cruises Ltd.           882,500       30,702,175
----------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                        110,700        3,981,879
                                                ----------------
                                                     77,975,926

----------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Ethan Allen Interiors, Inc.            181,500        7,601,220
----------------------------------------------------------------
MEDIA--13.5%
Clear Channel Communications, Inc.     521,200       24,407,796
----------------------------------------------------------------
Comcast Corp., Cl. A Special,
Non-Vtg. 1                           1,844,700       57,702,216
----------------------------------------------------------------
Cox Communications, Inc., Cl. A 1      150,300        5,177,835
----------------------------------------------------------------
Liberty Media Corp., Cl. A 1           491,000        5,837,990
----------------------------------------------------------------
New York Times Co., Cl. A              202,900        9,696,591
----------------------------------------------------------------
News Corp. Ltd. (The),
Sponsored ADR                          633,300       22,862,130
----------------------------------------------------------------
Omnicom Group, Inc.                    103,300        9,021,189
----------------------------------------------------------------
Time Warner, Inc. 1                  2,185,200       39,311,748
----------------------------------------------------------------
Univision Communications, Inc.,
Cl. A 1                                444,165       17,628,909
----------------------------------------------------------------
Viacom, Inc., Cl. B                  1,264,300       56,109,634
                                                ----------------
                                                    247,756,038

----------------------------------------------------------------
MULTILINE RETAIL--1.4%
Federated Department Stores, Inc.      105,000        4,948,650
----------------------------------------------------------------
Nordstrom, Inc.                         37,900        1,299,970
----------------------------------------------------------------
Target Corp.                           496,000       19,046,400
                                                ----------------
                                                     25,295,020

----------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Abercrombie & Fitch Co., Cl. A 1        71,000        1,754,410
----------------------------------------------------------------
Gap, Inc. (The)                        590,600       13,707,826
----------------------------------------------------------------
Weight Watchers International, Inc. 1   89,500        3,434,115
                                                ----------------
                                                     18,896,351

----------------------------------------------------------------
CONSUMER STAPLES--6.6%
----------------------------------------------------------------
BEVERAGES--3.7%
Anheuser-Busch Cos., Inc.              626,100       32,982,948
----------------------------------------------------------------
Coca-Cola Co. (The)                    167,900        8,520,925
----------------------------------------------------------------
PepsiCo, Inc.                          571,300       26,634,006
                                                ----------------
                                                     68,137,879

----------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Costco Wholesale Corp. 1               193,000        7,175,740
----------------------------------------------------------------
Wal-Mart Stores, Inc.                  172,700        9,161,735
                                                ----------------
                                                     16,337,475




                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
FOOD PRODUCTS--0.5%
General Mills, Inc.                    215,500  $     9,762,150
----------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Corp. (The)           152,300       15,211,724
----------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos., Inc. (The), Cl. A   213,100        8,366,306
----------------------------------------------------------------
TOBACCO--0.2%
Altria Group, Inc.                      67,400        3,667,908
----------------------------------------------------------------
ENERGY--5.6%
----------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
BJ Services Co. 1                      253,000        9,082,700
----------------------------------------------------------------
Halliburton Co.                        169,200        4,399,200
----------------------------------------------------------------
Noble Corp. 1                          139,500        4,991,310
----------------------------------------------------------------
Rowan Cos., Inc. 1                     190,100        4,404,617
----------------------------------------------------------------
Schlumberger Ltd.                       33,800        1,849,536
----------------------------------------------------------------
Varco International, Inc. 1            128,100        2,642,703
                                                ----------------
                                                     27,370,066

----------------------------------------------------------------
OIL & GAS--4.1%
Amerada Hess Corp.                      91,500        4,865,055
----------------------------------------------------------------
BP plc, ADR                             96,900        4,782,015
----------------------------------------------------------------
Burlington Resources, Inc.             125,300        6,939,114
----------------------------------------------------------------
ConocoPhillips                          79,300        5,199,701
----------------------------------------------------------------
Encana Corp.                           237,340        9,366,872
----------------------------------------------------------------
Exxon Mobil Corp.                      764,000       31,324,000
----------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR         131,600       12,174,316
                                                ----------------
                                                     74,651,073

----------------------------------------------------------------
FINANCIALS--12.1%
----------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Bank of America Corp.                  232,900       18,732,147
----------------------------------------------------------------
Bank One Corp.                         375,400       17,114,486
----------------------------------------------------------------
U.S. Bancorp                            62,500        1,861,250
                                                ----------------
                                                     37,707,883

----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
American Express Co.                   502,800       24,250,044
----------------------------------------------------------------
Citigroup, Inc.                        977,500       47,447,850
----------------------------------------------------------------
Goldman Sachs Group, Inc. (The)         38,300        3,781,359
----------------------------------------------------------------
J.P. Morgan Chase & Co.                251,100        9,222,903
----------------------------------------------------------------
Merrill Lynch & Co., Inc.              226,300       13,272,495
----------------------------------------------------------------
Morgan Stanley                         584,600       33,830,802
----------------------------------------------------------------
Schwab (Charles) Corp.                 874,800       10,357,632
                                                ----------------
                                                    142,163,085

----------------------------------------------------------------
INSURANCE--1.8%
American International Group, Inc.     328,350       21,763,038
----------------------------------------------------------------
Everest Re Group Ltd.                   37,000        3,130,200
----------------------------------------------------------------
XL Capital Ltd., Cl. A                 100,300        7,778,265
                                                ----------------
                                                     32,671,503





                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
REAL ESTATE--0.5%
Host Marriott Corp. 1                  763,900  $     9,411,248
----------------------------------------------------------------
HEALTH CARE--13.3%
----------------------------------------------------------------
BIOTECHNOLOGY--3.2%
Amgen, Inc. 1                          260,300       16,086,540
----------------------------------------------------------------
Biogen Idec, Inc. 1                    247,500        9,103,050
----------------------------------------------------------------
Celgene Corp. 1                        153,600        6,915,072
----------------------------------------------------------------
Chiron Corp. 1                          48,800        2,781,112
----------------------------------------------------------------
Gilead Sciences, Inc. 1                185,900       10,808,226
----------------------------------------------------------------
Invitrogen Corp. 1                      50,900        3,563,000
----------------------------------------------------------------
Serono SA, ADR                         281,300        4,936,815
----------------------------------------------------------------
Sicor, Inc. 1                          197,000        5,358,400
                                                ----------------
                                                     59,552,215

----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
Applera Corp./Applied
Biosystems Group                       183,400        3,798,214
----------------------------------------------------------------
Medtronic, Inc.                        721,300       35,062,393
----------------------------------------------------------------
Millipore Corp. 1                      261,500       11,257,575
----------------------------------------------------------------
Nektar Therapeutics 1                  120,100        1,634,561
----------------------------------------------------------------
Varian Medical Systems, Inc. 1          58,500        4,042,350
----------------------------------------------------------------
VISX, Inc. 1                             7,800          180,570
                                                ----------------
                                                     55,975,663

----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Aetna, Inc.                            240,000       16,219,200
----------------------------------------------------------------
Apria Healthcare Group, Inc. 1          57,300        1,631,331
----------------------------------------------------------------
UnitedHealth Group, Inc.                97,600        5,678,368
                                                ----------------
                                                     23,528,899

----------------------------------------------------------------
PHARMACEUTICALS--5.8%
Abbott Laboratories                     58,400        2,721,440
----------------------------------------------------------------
Barr Laboratories, Inc. 1              146,300       11,257,785
----------------------------------------------------------------
Bristol-Myers Squibb Co.               235,100        6,723,860
----------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.,
Sponsored ADR                          141,900        4,491,135
----------------------------------------------------------------
GlaxoSmithKline plc, ADR                96,500        4,498,830
----------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A     67,000        4,777,100
----------------------------------------------------------------
Merck & Co., Inc.                       55,800        2,577,960
----------------------------------------------------------------
Perrigo Co.                            354,200        5,568,024
----------------------------------------------------------------
Pfizer, Inc.                           903,700       31,927,721
----------------------------------------------------------------
Roche Holdings AG                      104,534       10,544,262
----------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                          366,700       20,795,557
                                                ----------------
                                                    105,883,674

----------------------------------------------------------------
INDUSTRIALS--10.0%
----------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Honeywell International, Inc.          394,000       13,171,420


                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
AEROSPACE & DEFENSE Continued
L-3 Communications Holdings, Inc. 1     17,900  $       919,344
----------------------------------------------------------------
Northrop Grumman Corp.                  84,200        8,049,520
----------------------------------------------------------------
United Technologies Corp.              138,200       13,097,214
                                                ----------------
                                                     35,237,498

----------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.3%
Expeditors International of
Washington, Inc.                       180,500        6,797,630
----------------------------------------------------------------
FedEx Corp.                            125,200        8,451,000
----------------------------------------------------------------
United Parcel Service, Inc., Cl. B     101,800        7,589,190
                                                ----------------
                                                     22,837,820

----------------------------------------------------------------
BUILDING PRODUCTS--0.1%
York International Corp.                52,400        1,928,320
----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Dun & Bradstreet Corp. 1               117,700        5,968,567
----------------------------------------------------------------
Waste Management, Inc.                 436,500       12,920,400
                                                ----------------
                                                     18,888,967

----------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                  76,000        6,462,280
----------------------------------------------------------------
General Electric Co.                 1,917,600       59,407,248
----------------------------------------------------------------
Tyco International Ltd.                222,100        5,885,650
                                                ----------------
                                                     71,755,178

----------------------------------------------------------------
MACHINERY--1.1%
Danaher Corp.                           54,100        4,963,675
----------------------------------------------------------------
Dover Corp.                            108,800        4,324,800
----------------------------------------------------------------
Ingersoll-Rand Co., Cl. A              167,100       11,342,748
                                                ----------------
                                                     20,631,223

----------------------------------------------------------------
ROAD & RAIL--0.6%
Canadian National Railway Co.           84,400        5,340,832
----------------------------------------------------------------
Norfolk Southern Corp.                 258,700        6,118,255
                                                ----------------
                                                     11,459,087

----------------------------------------------------------------
INFORMATION TECHNOLOGY--22.2%
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc. 1                1,090,100       26,478,529
----------------------------------------------------------------
Lucent Technologies, Inc. 1          1,552,900        4,410,236
----------------------------------------------------------------
Nokia Oyj, Sponsored ADR             1,514,100       25,739,700
                                                ----------------
                                                     56,628,465

----------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Dell, Inc. 1                           565,000       19,187,400
----------------------------------------------------------------
EMC Corp. 1                            357,600        4,620,192
----------------------------------------------------------------
International Business Machines Corp.  298,700       27,683,516
----------------------------------------------------------------
Maxtor Corp. 1                          69,200          768,120



                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Seagate Technology International,
Inc. (Escrow Shares) 1,2,3             325,000  $            --
                                                ----------------
                                                     52,259,228

----------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Sanmina-SCI Corp. 1                    689,400        8,693,334
----------------------------------------------------------------
Vishay Intertechnology, Inc. 1         425,900        9,753,110
                                                ----------------
                                                     18,446,444

----------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
United Online, Inc. 1                   68,500        1,150,115
----------------------------------------------------------------
Yahoo!, Inc. 1                         525,600       23,741,352
                                                ----------------
                                                     24,891,467

----------------------------------------------------------------
IT SERVICES--1.3%
Accenture Ltd., Cl. A 1                 99,300        2,613,576
----------------------------------------------------------------
First Data Corp.                       180,900        7,433,181
----------------------------------------------------------------
Infosys Technologies Ltd.              117,000       14,267,461
                                                ----------------
                                                     24,314,218

----------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
Analog Devices, Inc.                   148,200        6,765,330
----------------------------------------------------------------
Applied Materials, Inc. 1              245,400        5,509,230
----------------------------------------------------------------
ASML Holding NV1                       316,300        6,341,815
----------------------------------------------------------------
ATI Technologies, Inc. 1                97,300        1,471,176
----------------------------------------------------------------
Cypress Semiconductor Corp. 1          595,600       12,722,016
----------------------------------------------------------------
Intel Corp.                          1,346,200       43,347,640
----------------------------------------------------------------
International Rectifier Corp. 1        139,700        6,902,577
----------------------------------------------------------------
LSI Logic Corp. 1                      364,300        3,231,341
----------------------------------------------------------------
National Semiconductor Corp. 1         186,200        7,338,142
----------------------------------------------------------------
STMicroelectronics NV                  207,000        5,591,070
----------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR            863,392        8,841,134
----------------------------------------------------------------
Texas Instruments, Inc.                600,900       17,654,442
                                                ----------------
                                                    125,715,913

----------------------------------------------------------------
SOFTWARE--5.7%
Adobe Systems, Inc.                    437,400       17,189,820
----------------------------------------------------------------
Cadence Design Systems, Inc. 1         496,700        8,930,666
----------------------------------------------------------------
Intuit, Inc. 1                          84,900        4,492,059
----------------------------------------------------------------
Microsoft Corp.                      2,280,900       62,815,986
----------------------------------------------------------------
Network Associates, Inc. 1             188,900        2,841,056
----------------------------------------------------------------
Veritas Software Corp. 1               245,400        9,119,064
                                                ----------------
                                                    105,388,651

----------------------------------------------------------------
MATERIALS--2.5%
----------------------------------------------------------------
CHEMICALS--2.0%
Air Products & Chemicals, Inc.         175,200        9,255,816
----------------------------------------------------------------
Dow Chemical Co.                       156,100        6,489,077


                                                   MARKET VALUE
                                        SHARES       SEE NOTE 1
----------------------------------------------------------------
CHEMICALS Continued
Ecolab, Inc.                           144,200  $     3,946,754
----------------------------------------------------------------
Praxair, Inc.                          451,600       17,251,120
                                                ----------------
                                                     36,942,767

----------------------------------------------------------------
METALS & MINING--0.5%
Alcoa, Inc.                            249,900        9,496,200
----------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.4%
----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Telefonos de Mexico SA,
Sponsored ADR                          212,800        7,028,784
----------------------------------------------------------------
UTILITIES--0.7%
----------------------------------------------------------------
GAS UTILITIES--0.6%
Kinder Morgan Management LLC           273,500       11,749,560
----------------------------------------------------------------
WATER UTILITIES--0.1%
Philadelphia Suburban Corp.             71,250        1,574,625
                                                ----------------
Total Common Stocks
(Cost $1,594,511,969)                             1,725,097,721

----------------------------------------------------------------
OTHER SECURITIES--0.5%
Nasdaq-100 Unit Investment Trust
(Cost $6,838,977)                      242,900        8,856,134

                                     PRINCIPAL
                                        AMOUNT
----------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 6.52% in joint
repurchase agreement (Principal Amount/
Market Value $1,603,898,000, with a
maturity value of $1,603,979,086) with
PaineWebber, Inc., 0.91%, dated
12/31/03, to be repurchased at
$104,628,289 on 1/2/04, collateralized
by Federal Home Loan Mortgage Corp.,
5%--5.50%, 9/1/33--11/1/33, with a value
of $405,980,626 and Federal National
Mortgage Assn., 4.50%, 10/1/33, with a
value of $1,234,398,060 (Cost
$104,623,000)                     $104,623,000      104,623,000

----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,705,973,946)                    100.2%   1,838,576,855
----------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                           (0.2)      (3,638,304)
                                  ------------------------------
NET ASSETS                               100.0%  $1,834,938,551
                                  ==============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Received as the result of issuer reorganization. Currently has minimal market value.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,705,973,946)--see accompanying statement                              $1,838,576,855
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                          5,619,312
Interest and dividends                                                                                    1,459,805
Other                                                                                                         9,388
                                                                                                     ---------------
Total assets                                                                                          1,845,665,360

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                                            2,440,942
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                     5,803,071
Shares of beneficial interest redeemed                                                                    2,328,574
Shareholder reports                                                                                          57,030
Distribution and service plan fees                                                                           50,591
Trustees' compensation                                                                                        7,128
Transfer and shareholder servicing agent fees                                                                 1,667
Other                                                                                                        37,806
                                                                                                     ---------------
Total liabilities                                                                                        10,726,809

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $1,834,938,551
                                                                                                     ===============


--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                           $       52,890
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            2,065,853,562
--------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         5,752,602
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                         (369,323,412)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                       132,602,909
                                                                                                     ---------------
NET ASSETS                                                                                           $1,834,938,551
                                                                                                     ===============


--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $1,715,239,877 and 49,423,613 shares of beneficial interest outstanding)                                  $34.70
--------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $119,698,674 and 3,466,565 shares of beneficial interest outstanding)                                     $34.53



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $197,252)                             $  15,168,088
---------------------------------------------------------------------------------------------------
Interest                                                                                   913,839
                                                                                     --------------
Total investment income                                                                 16,081,927

---------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          9,930,998
---------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                          119,754
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                          10,397
Service shares                                                                              11,601
---------------------------------------------------------------------------------------------------
Shareholder reports                                                                         95,470
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      38,270
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 23,894
---------------------------------------------------------------------------------------------------
Other                                                                                       93,717
                                                                                     --------------
Total expenses                                                                          10,324,101
Less reduction to custodian expenses                                                          (770)
                                                                                     --------------
Net expenses                                                                            10,323,331

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    5,758,596

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                           (149,729,911)
Foreign currency transactions                                                              283,516
                                                                                     --------------
Net realized loss                                                                     (149,446,395)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                            557,260,852
Translation of assets and liabilities denominated in foreign currencies                  1,737,209
                                                                                     --------------
Net change in unrealized appreciation (depreciation)                                   558,998,061

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 415,310,262
                                                                                     ==============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



YEAR ENDED DECEMBER 31,                                                                               2003              2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                       $    5,758,596    $    5,733,438
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                             (149,446,395)     (179,603,959)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           558,998,061      (369,716,665)
                                                                                            ---------------------------------
Net increase (decrease) in net assets resulting from operations                                415,310,262      (543,587,186)

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                              (5,643,286)      (10,120,100)
Service shares                                                                                     (84,026)           (1,731)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             (18,705,242)      (83,859,897)
Service shares                                                                                  87,031,915        19,162,943

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                      477,909,623      (618,405,971)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,357,028,928     1,975,434,899
                                                                                            ---------------------------------
End of period [including accumulated net investment income
of $5,752,602 and $5,696,906, respectively]                                                 $1,834,938,551    $1,357,028,928
                                                                                            =================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



NON-SERVICE SHARES    YEAR ENDED DECEMBER 31                   2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                         $26.62        $36.58        $46.63        $49.84       $ 36.67
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .12           .11           .18           .27           .06
Net realized and unrealized gain (loss)                        8.07         (9.89)        (5.86)          .02         14.68
                                                             ----------------------------------------------------------------
Total from investment operations                               8.19         (9.78)        (5.68)          .29         14.74
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.11)         (.18)         (.27)         (.06)         (.13)
Distributions from net realized gain                             --            --         (4.10)        (3.44)        (1.44)
                                                             ----------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.11)         (.18)        (4.37)        (3.50)        (1.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $34.70        $26.62        $36.58        $46.63        $49.84
                                                             ================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                            30.94%       (26.86)%      (12.58)%       (0.23)%       41.66%

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                 $1,715,240    $1,338,769    $1,975,345    $2,095,803    $1,425,197
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $1,468,297    $1,630,430    $2,000,314    $1,922,099    $1,002,835
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                          0.39%         0.35%         0.51%         0.66%         0.21%
Total expenses                                                 0.67% 3       0.66% 3       0.68% 3       0.67% 3       0.70% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          48%           32%           45%           38%           56%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------



SERVICE SHARES    YEAR ENDED DECEMBER 31                           2003          2002        2001 1
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $26.53        $36.56        $31.66
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .08           .20            -- 2
Net realized and unrealized gain (loss)                            8.02        (10.05)         4.90
                                                                 ------------------------------------
Total from investment operations                                   8.10         (9.85)         4.90
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.10)         (.18)           --
Distributions from net realized gain                                 --            --            --
                                                                 ------------------------------------
Total dividends and/or distributions to shareholders               (.10)         (.18)           --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $34.53        $26.53        $36.56
                                                                 ====================================


-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                30.69%       (27.09)%       15.51%

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $119,699       $18,260           $90
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $ 48,178       $ 6,263           $16
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                              0.14%         0.26%         0.11%
Total expenses                                                     0.94% 5       0.81% 5,6     0.81% 5
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              48%           32%           45%



1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                  12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



                  13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                     NET UNREALIZED
                                                                                       APPRECIATION
                                                                                   BASED ON COST OF
                                                                                     SECURITIES AND
       UNDISTRIBUTED          UNDISTRIBUTED               ACCUMULATED             OTHER INVESTMENTS
       NET INVESTMENT             LONG-TERM                      LOSS            FOR FEDERAL INCOME
       INCOME                          GAIN        CARRYFORWARD 1,2,3                  TAX PURPOSES
       --------------------------------------------------------------------------------------------
       $5,752,560                       $--              $360,623,877                  $123,903,415

1. As of December 31, 2003, the Fund had $360,611,657 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2009         $ 14,552,938
                              2010          152,282,354
                              2011          193,776,365
                                           ------------
                              Total        $360,611,657
                                           ============

2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards.

3. As of December 31, 2003, the Fund had $12,220 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.
                                                     INCREASE TO
                 INCREASE TO                     ACCUMULATED NET
                 ACCUMULATED NET                   REALIZED LOSS
                 INVESTMENT INCOME                ON INVESTMENTS
                 -----------------------------------------------
                 $24,412                                 $24,412

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:
                                            YEAR ENDED               YEAR ENDED
                                     DECEMBER 31, 2003        DECEMBER 31, 2002
     --------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                        $5,727,312              $10,121,831

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities           $1,714,673,440
                                                          ==============

                 Gross unrealized appreciation            $  238,995,026
                 Gross unrealized depreciation              (115,091,611)
                                                          --------------
                 Net unrealized appreciation              $  123,903,415
                                                          ==============

                  14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                 YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                                     SHARES            AMOUNT              SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                             11,371,657     $ 330,561,752          13,374,630     $ 416,985,488
Dividends and/or distributions reinvested                           223,231         5,643,286             282,921        10,120,100
Redeemed                                                        (12,455,978)     (354,910,280)        (17,368,883)     (510,965,485)
                                                                --------------------------------------------------------------------
Net decrease                                                       (861,090)    $ (18,705,242)         (3,711,332)    $ (83,859,897)
                                                                ====================================================================


------------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                              2,961,561     $  92,475,323             733,299     $  20,471,072
Dividends and/or distributions reinvested                             3,339            84,026                  48             1,731
Redeemed                                                           (186,681)       (5,527,434)            (47,465)       (1,309,860)
                                                                --------------------------------------------------------------------
Net increase                                                      2,778,219     $  87,031,915             685,882     $  19,162,943
                                                                ====================================================================



--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $736,318,474 and $682,956,005, respectively.




                  15 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $20,025 to OFS for services to the Fund.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.


--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of December 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES
As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was zero.


                  16 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
7. BORROWING AND LENDING ARRANGEMENTS
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.


                  17 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL
APPRECIATION FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Denver, Colorado
February 12, 2004


                  18 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.1144 and $0.1030 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
   Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                  19 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE       NUMBER OF FUNDS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board              (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                   (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Trustee (since 1999)               private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                            Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                   UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                   Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                   Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                   2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1995)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                            Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                   Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                   1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                   (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                   Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Trustee (since 1997)               March 1985) of OppenheimerFunds, Inc. (the Manager); Vice President (from June 1983) and
Age: 67                            Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                   Manager); Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant
                                   Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                   President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                   Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                   (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager);
                                   Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial
                                   Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                   1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                   November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management,
                                   Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director
                                   (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                   Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                   (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)               Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                            held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                   Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)               foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                            company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                   Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                   1995). Oversees 38 portfolios in the OppenheimerFunds complex.





                         20 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)               October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                            Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)               (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                            Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                   California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                   International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                   Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                   Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Trustee (since 2002)               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                            Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                   U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                   1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)               (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                            Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                   President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                   Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                   Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                   Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS
                                   Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                   1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                        NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                   OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee              2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                       and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                            Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                   Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                   November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                   (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                   Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                   (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                   President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                   Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                   Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.




                         21 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MS. PUTNAM AND MR. ZACK, TWO
                                   WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S.
                                   TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR
                                   HER EARLIER RESIGNATION, DEATH OR REMOVAL.

JANE PUTNAM,                       Vice President of the Manager (since October 1995); an officer of 2 portfolios in the
Vice President and                 OppenheimerFunds complex.
Portfolio Manager
(since 1994)
Age: 42

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)             1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                            Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                   Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                   Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                   Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                   Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                   An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and Secretary       Manager; General Counsel and a director (since November 2001) of OppenheimerFunds Distributor,
(since 2001)                       Inc.; Senior Vice President and General Counsel (since November 2001) of HarbourView Asset
Age: 55                            Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                   Partnership Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                   Investments, Inc., OFI Trust Company and OFI Institutional Asset Management, Inc.; General
                                   Counsel (since November 2001) of Centennial Asset Management Corporation; a director (since
                                   November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                   2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General
                                   Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                   the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds
                                   International Ltd. And OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                         22 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $21,000 in fiscal 2003 and $20,000 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)